Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2021		Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Cash flows provided by (used in) operating activities
Net income		$ 1,651		$ 1,625	$ 392	$ 3,276	$ 1,604
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		32		147	1,412	179	1,673
Amortization and impairment	[1]	249		237	280	486	526
Stock options and restricted shares expense		8		6	4	14	7
Deferred income taxes		(29)		43	(67)	14	(160)
Losses (gains) from debt securities measured at FVOCI and amortized cost		(22)		(36)	16	(58)	5
Net losses (gains) on disposal of property and equipment					3		4
Other non-cash items, net		430		82	(624)	512	(692)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		34		(1,320)	(1,726)	(1,286)	(4,184)
Loans, net of repayments		(11,056)		(4,177)	(18,853)	(15,233)	(22,969)
Deposits, net of withdrawals		1,479		1,628	43,555	3,107	56,273
Obligations related to securities sold short		793		3,513	(2,487)	4,306	(696)
Accrued interest receivable		7		132	(98)	139	53
Accrued interest payable		(125)		(159)	3	(284)	(109)
Derivative assets		(1,159)		(1,440)	(15,084)	(2,599)	(16,440)
Derivative liabilities		1,952		1,688	15,675	3,640	15,927
Securities measured at FVTPL		(6,288)		(3,864)	5,859	(10,152)	(3,150)
Other assets and liabilities measured/designated at FVTPL		1,833		1,727	879	3,560	(171)
Current income taxes		154		62	(26)	216	1,216
Cash collateral on securities lent		1,460		(79)	(50)	1,381	(250)
Obligations related to securities sold under repurchase agreements		(10,402)		4,869	22,637	(5,533)	27,976
Cash collateral on securities borrowed		(16)		(3,010)	896	(3,026)	(2,068)
Securities purchased under resale agreements		1,290		1,199	(8,414)	2,489	(9,221)
Other, net	[2]	(35)		(3,983)	(21)	(4,018)	(215)
Cash flows provided by (used in) operating activities		(17,760)		(1,110)	44,161	(18,870)	44,939
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,000				1,000
Redemption/repurchase/maturity of subordinated indebtedness				(1,008)		(1,008)	0
Issue of common shares for cash		85		62	35	147	118
Purchase of common shares for cancellation					(69)		(234)
Net sale (purchase) of treasury shares		3		(16)	(3)	(13)	(2)
Dividends and distributions paid		(673)		(651)	(643)	(1,324)	(1,279)
Repayment of lease liabilities		(74)		(74)	(77)	(148)	(152)
Cash flows provided by (used in) financing activities		341		(1,687)	(757)	(1,346)	(1,549)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(12,052)		(9,954)	(17,997)	(22,006)	(27,818)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		7,379		6,812	1,621	14,191	5,378
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		6,301		5,676	6,028	11,977	13,173
Net sale (purchase) of property and equipment	[2]	(175)		(184)	(171)	(359)	(336)
Cash flows provided by (used in) investing activities		1,453		2,350	(10,519)	3,803	(9,603)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(96)		(98)	129	(194)	141
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		(16,062)		(545)	33,014	(16,607)	33,928
Cash and non-interest-bearing deposits with banks at beginning of period		42,986	[3]	43,531	4,754	43,531	3,840
Cash and non-interest-bearing deposits with banks at end of period	[3]	26,924		42,986	37,768	26,924	37,768
Cash interest paid		951		1,091	1,937	2,042	4,470
Cash interest received		3,323		3,659	4,384	6,982	9,523
Cash dividends received		257		244	220	501	414
Cash income taxes paid (received)		$ 368		$ 360	$ 163	$ 728	$ (669)

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Restated from amounts previously presented.
[3]	Includes restricted cash of $492 million (January 31, 2021: $493 million; April 30, 2020: $698 million) and interest-bearing demand deposits with Bank of Canada.